Income taxes: (Details) - Net Deferred Income Tax Asset - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Deferred Income Tax Asset [Abstract]
Net operating loss carried forward	$ 44,625,741	$ 42,136,043	$ 39,717,436
Tax rate	21.00%	21.00%	34.00%
Deferred income tax assets	$ 9,371,406	$ 8,848,569	$ 13,503,928
Valuation allowance	(9,371,406)	(8,848,569)	(13,503,928)
Net deferred income tax asset	$ 0	$ 0	$ 0